Share-Based Compensation	12 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Share-based Compensation
13.	Share-based Compensation

2024 Equity Incentive Plan

Effective on August 6, 2024, the board of directors of the Company approved the 2024 Equity Incentive Plan (the “Plan”), under which certain eligible independent contractors and external consultants (the “Participants”), or a total of four Participants, were granted 166,000 restricted ordinary shares for their services provided to the Group.

On October 1, 2024, November 1, 2024, and January 17, 2025, each of three external consultants was granted 60,000 restricted shares, respectively, among which 20,000 shall vest upon each anniversary of the service inception date during the three-year service period.

On October 21, 2024, 26,000 restricted shares were granted to one external consultant, among which 6,500 shall vest on December 21, 2024, 6,500 shall vest on January 21, 2025, and 13,000 shall vest on October 21, 2025.

On November 28, 2024, 20,000 restricted shares were granted to an independent contractor, which shall vest upon the achievement of the agreed-upon performance goal as set out in the independent contractor agreement.

On January 1, 2025, 72,000 restricted shares were granted to one advisor, among which 24,000 vest upon each anniversary of the service inception date during the three-year service period.

On January 1, 2025, 450,000 restricted shares were granted to the Chief Financial Officer of the Company, which shall vest upon the achievement of the agreed-upon performance goal as set out in the employee agreement.

On January 1, 2025, 100,000 restricted shares were granted to two directors of the Company, respectively, corresponding to a service period of 8 months commencing January 1, 2025. Additionally, 10,000 ordinary shares will be granted annually on the first anniversary of the service year commencing September 1, 2025, subject to the grantee’s continuous service.

If the Participants terminate their services during the vesting period, they will automatically forfeit the restricted shares that are not vested as of the date of termination of the services.

The estimated fair value of restricted shares granted under the Plan were the closing prices prevailing on each grant date.

A summary of activities of the restricted shares for the fiscal year ended June 30, 2025 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of June 30, 2024	-	$
Granted	768,000		5.57
Vested	(33,000)		5.38
Unvested as of June 30, 2025	735,000		$5.58

Share-based compensation expenses of $584,150 were recognized for the restricted shares during the fiscal year ended June 30, 2025. As of June 30, 2025, there was unrecognized share-based compensation expenses of $3,696,150 in relation to the restricted shares, which is expected to be recognized over a weighted average period of 2.37 years.

The allocation of total share-based compensation expenses is set forth as follows:

	For the fiscal years ended June 30,
	2025	2024	2023
Sales and marketing expenses	$180,800	$-	$-
General and administrative expenses	403,350	-	-
Total	$584,150	$-	$-